NET LOSS PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of dilutive shares

	Three and nine months ended September 30, 2020 (Shares)	Three and nine months ended September 30, 2019 (Shares)

Convertible debt	43,659,481	54,292,074
Stock options	100,000	200,000
Warrants to purchase shares of common stock	42,659,520	852,775
	86,419,001	55,344,849

	Year ended December 31, 2019 (Shares)	Year ended December 31, 2018 (Shares)

Convertible debt	28,557,283	7,791,195
Stock options	100,000	200,000
Warrants to purchase shares of common stock	852,775	852,775
	29,510,058	8,843,970